                           Registration No. 2-78828

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                   POST-EFFECTIVE AMENDMENT NO. 7 TO FORM S-6

                FOR REGISTRATION STATEMENT UNDER THE SECURITIES
                       ACT OF 1933 OF SECURITIES OF UNIT
                          INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2


A.    Exact name of Trust:   MML Bay State Variable Life
                             Separate Account I

B.    Name of Depositor:     MML Bay State Life
                             Insurance Company

C.    Complete address of    1295 State Street
      depositor's principal Springfield, MA 01111 executive offices:


It is proposed that this filing will become effective (check appropriate box)


     X       immediately upon filing pursuant to paragraph (b) of Rule 485.
-----------

             on (date)pursuant to paragraph (b) of Rule 485.
-----------

             60 days after filing pursuant to paragraph (a) of Rule 485.
-----------

             on (date)pursuant to paragraph (a) of Rule 485.
-----------



                        STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable life contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's Fiscal Year ended December 31, 1996 was filed on or about February 28, 1997.

The sole purpose of this amendment is to include the representation required by
Section 26(e)(2)(A) of the Investment Company Act. Except for that requirement, the Registrant, in reliance on the no-action letter issued by the Division of Investment Management to Great-West Life and Annuity Insurance Co. (pub. Avail. Oct. 23, 1990), would not be filing this amendment. Except for the cover page, this page and the signature pages, the remainder of this post-effective amendment is incorporated by reference from the Registrant's previously filed registration statement.



                                    PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS



                    REPRESENTATION UNDER SECTION 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

MML Bay State Life Insurance Company hereby represents that fees and charges deducted under the limited payment variable whole life insurance policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MML Bay State Life Insurance Company.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7


This Post-Effective Amendment is comprised of the following documents:


   The Facing Sheet.

   Representation under Section 26(e)(2)(A) of the Investment Company Act of
   1940.

   The Signatures.

                     REPRESENTATION BY REGISTRANT'S COUNSEL

As Counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 7 to Registration Statement Number 2-78828 and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



                               /s/ James M. Rodolakis
                               ----------------------
                               James M. Rodolakis
                               Counsel
                               MML Bay State Life Insurance Company

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, MML Bay State Variable Life separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 7 to Registration Statement No. 2-78828 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 21st day of May, 1997.


     MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

     MML BAY STATE LIFE INSURANCE COMPANY
     (Depositor)


     By:  /s/ Lawrence V. Burkett, Jr.*
          -----------------------------
          Lawrence V. Burkett, Jr., President and Chief Executive Officer MML Bay State Life Insurance Company


/s/ Richard M. Howe     On May 21, 1997, as Attorney-in-Fact pursuant to
----------------------  powers of attorney filed herewith.
*Richard M. Howe

As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to Registration Statement No. 2-78828 has been signed by the following persons in the capacities and on the duties indicated.


        Signature                                   Title                                 Date
        ---------                                   -----                                 ----
/s/ Lawrence V. Burkett, Jr.*              President, Chief Executive                  May 21, 1997
-----------------------------              and Director
Lawrence V. Burkett, Jr.


/s/ Ann Iseley*                            Treasurer (Principal Financial              May 21, 1997
------------------------------             Officer)
Ann Iseley


/s/ John Miller, Jr.*                      Second Vice President and Comptroller       May 21, 1997
------------------------------             (Principal Accounting Officer)
John Miller, Jr.


/s/ Paul D. Adornato*                      Director                                    May 21, 1997
-----------------------------
Paul D. Adornato


/s/ John B. Davies*                        Director                                    May 21, 1997
-----------------------------
John B. Davies


/s/ Anne Melissa Dowling*                  Director                                    May 21, 1997
-----------------------------
Anne Melissa Dowling


/s/ Thomas J. Finnegan, Jr.*               Director                                    May 21, 1997
-----------------------------
Thomas J. Finnegan, Jr.


/s/ Daniel F. Fitzgerald*                  Director                                    May 21, 1997
-----------------------------
Daniel F. Fitzgerald


/s/ Maureen R. Ford*                       Director                                    May 21, 1997
-----------------------------
Maureen R. Ford


/s/ Isadore Jermyn*                        Director                                    May 21, 1997
-----------------------------
Isadore Jermyn


/s/ Stuart H. Reese*                       Director                                    May 21, 1997
-----------------------------
Stuart H. Reese


/s/ Richard M. Howe             On May 21, 1997, as Attorney-in-Fact pursuant to
------------------------------  powers of attorney filed herewith.
*Richard M. Howe